Guggenheim Ultra Short Duration Fund Fees and Expenses - A Inst P Shares [Member] - Guggenheim Ultra Short Duration Fund	Sep. 30, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES  (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES  (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	No contingent deferred sales charge is imposed on redemptions of Class A shares of the Fund unless you acquire Class A shares of the Fund by exchanging Class A shares of another fund in the Guggenheim family of funds that was subject to a contingent deferred sales charge.
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares at the end of the given period) would be:
Expense Example Closing [Text Block]	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	10.00%